CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net profit (loss) for the period	$ 4,652	$ 6,514	$ (3,978)
Adjustments for:
Amortization and depreciation	14,613	11,657	9,685
Income taxes expenses	325	1,443	1,243
Income taxes paid	(2,230)	(606)	(461)
Interest expenses with respect to lease liability	680	672	366
Interest expenses with respect to funding from related parties	4,811	4,343	3,792
Interest paid	(1,009)	(684)	(645)
Other finance expenses, net	1,501	726	329
Payments with respect to IP Option	613	478	825
Share based compensation	3,448	969	615
The Company' share in (profit) loss of Joint Venture	(12,446)	(1,393)	3,924
Initial public offering expenses	0	2,430	0
Prospective acquisition related expenses	3,667	0	0
Decrease (Increase) in trade receivables	487	(1,286)	(304)
Increase in prepaid expenses and other receivables	(1,048)	(541)	(397)
Decrease (Increase) in Aspire Group	(1,427)	240	(152)
Decrease (increase) in amounts due from the Michigan Joint Operation and NPI	(368)	(2,942)	(60)
Increase (decrease) in trade and other payables	(1,900)	1,411	(460)
Increase in employees' related payables and accruals	640	979	731
Accrued severance pay, net	(98)	108	(13)
Total adjustments	10,259	18,004	19,018
Net cash generated from operating activities	14,911	24,518	15,040
Cash flows from investing activities:
Purchase of property and equipment	(1,462)	(928)	(756)
Capitalized development costs	(17,010)	(13,128)	(11,454)
Restricted deposits - Joint Venture	(75)	(1,773)	(853)
Net change in deposits	13	112	(147)
Proceeds from (funding to) the Joint Venture	12,251	3,021	(4,214)
Net cash used in investing activities	(6,283)	(12,696)	(17,424)
Cash flows from Financing activities:
Loans from Caesars	0	2,500	6,500
Repayment of loan from Caesars	(1,500)	(2,500)	0
Repayments for lease liabilities	(1,686)	(1,455)	(1,334)
Exercise of employee options	873	4	0
Issuance of shares, net of issuance costs, other initial public offering expenses and	0	43,380	0
Net cash generated from (used in) financing activities	(2,313)	41,929	5,166
Net increase in cash and cash equivalents	6,315	53,751	2,782
Cash and cash equivalents at the beginning of the year	59,767	6,016	3,234
Cash and cash equivalents at the end of the year	$ 66,082	$ 59,767	$ 6,016